Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2018	December 31, 2017
	€m	€m
Cash and cash equivalents	156.8	219.0
Restricted cash	0.1	0.2
Cash and cash equivalents	156.9	219.2